Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2016
As Revised April 21, 2017
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective November 7, 2017, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

LPS-SUM-17-02 1.9880478.102	September 8, 2017

Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2016
As Revised April 21, 2017
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective November 7, 2017, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.

Effective December 12, 2016, the following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

LPS-K-SUM-17-02 1.9880477.102	September 8, 2017